Significant accounting policies (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of retrospective restatement [Line Items]
Litigation and conduct	£ 397	[1]	£ 153		£ 1,849
Operating expenses	(14,659)	[1]	(13,886)		(15,434)
Profit/(loss) before tax	8,194	[2]	3,065		4,357
Taxation	1,138	[1]	604		1,003
Profit after tax	7,056	[1],[3]	2,461		3,354
Profit after tax and other comprehensive income	4,838	[3],[4]	2,066	[4]	2,793
Current tax liabilities	(689)	[5]	(645)
Provisions	(1,908)	[5]	(2,304)
Total liabilities	(1,314,244)	[5]	(1,282,632)
Retained earnings	50,487	[5]	45,527
Total equity	70,041	[5]	66,882	[4]	65,660	[4]	£ 63,779
Adjustments for non-cash items:
Other provisions, including pensions	468	[2]	£ 1,365		£ 2,336
Previously stated
Disclosure of retrospective restatement [Line Items]
Litigation and conduct	177
Operating expenses	(14,439)
Profit/(loss) before tax	8,414
Taxation	1,188
Profit after tax	7,226
Profit after tax and other comprehensive income	5,008
Current tax liabilities	(739)
Provisions	(1,688)
Total liabilities	(1,314,074)
Retained earnings	50,657
Total equity	70,211
Adjustments for non-cash items:
Other provisions, including pensions	248
Adjustments
Disclosure of retrospective restatement [Line Items]
Litigation and conduct	220
Operating expenses	(220)
Profit/(loss) before tax	(220)
Taxation	(50)
Profit after tax	(170)
Profit after tax and other comprehensive income	(170)
Current tax liabilities	50
Provisions	(220)
Total liabilities	(170)
Retained earnings	(170)
Total equity	(170)
Adjustments for non-cash items:
Other provisions, including pensions	£ 220

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details
[4]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[5]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.